Other Reserves - Summary of Information on Other Reserves (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	€ 33,172	€ 30,958
Vested share-based payments	1,624	2,172
Currency Translation differences subsidiaries	4	42
Other reserves ending balance	34,800	33,172
Share based payment reserve [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	17,975	15,803
Vested share-based payments	1,624	2,172
Other reserves ending balance	19,599	17,975
Convertible loan [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	16,631	16,631
Other reserves ending balance	16,631	16,631
Translation [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	(1,434)	(1,476)
Currency Translation differences subsidiaries	4	42
Other reserves ending balance	€ (1,430)	€ (1,434)